The Company, basis of presentation and significant accounting policies - The Company's interest in subsidiaries (Details)	11 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fresenius Medical Care Australia Pty. Ltd.
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care Colombia S.A.
Subsidiaries
Ownership percentage	100.00%		100.00%
Fresenius Medical Care Deutschland GmbH
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care France S.A.S.
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care GmbH
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care Holdings, Inc. (FMCH)
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care Italia S.p.A.
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care Korea Ltd.
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care Ltda.
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care Shanghai Ltd.
Subsidiaries
Ownership percentage		100.00%	100.00%
Fresenius Medical Care (U.K.) Ltd.
Subsidiaries
Ownership percentage		100.00%	100.00%
National Medical Care of Spain, S.A.U.
Subsidiaries
Ownership percentage		100.00%	100.00%
NephroCare Portugal, S.A.
Subsidiaries
Ownership percentage		100.00%	100.00%